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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: June 30, 2008

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                           Name:    Southeast Asset Advisors, Inc.
                           Address: 314 Gordon Avenue
                                    Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:   Mark Saussy
                           Title:  Managing Director
                           Phone:  229-226-8839

                      Signature, Place, and Date of Signing

    /s/ Mark C. Saussy       Thomasville, GA       14-August-2008
    ------------------       ----------------      --------------
          [Signature]          [City, State]            [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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               List of Other Managers Reporting for this Manager:
            [If there are no entries in this list, omit this section.]

                  Form 13F File Number        Name
                  --------------------        ----
                  28-01880               Anchor Capital Advisors, LLC
                  28-05455               Grisanti Brown & Partners, LLC
                  28-2013                Harris Associates, LP
                  28-41980               Select Equity Group, Inc.
                  28-3459                Smith Asset Management Group, LP
                  28-01474               NWQ Investment Management Company, LLC

                                                            Report Summary:

                  Number of Other Included Managers:              None
                                                               -----------
                  Form 13F Information Table Entry Total:          69
                                                               -----------
                  Form 13F Information Table Value Total:      $137,324.12
                                                               -----------
                                                               (thousands)

                        List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s)
         of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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

                                                                 VALUE                                             VOTING
   NAME OF ISSUER           TITLE OF CLASS         CUSIP        (x$1000)    SHARES SH/PRN INVESTMENT DISCRETION   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             COM               002824 10 0   523.87       9,890 SH     SOLE                        9,890
American Express                COM               025816 10 9   470.88      12,500 SH     SOLE                       12,500
Anheuser Busch Cos Inc          COM               035229 10 3   220.11       3,543 SH     SOLE                        3,543
Apollo Group Inc                CL A              037604 10 5   773.89      17,485 SH     SOLE                       17,485
Berkshire Hathaway Cl A         CL A              084670 10 814,248.50         118 SH     SOLE                          118
Berkshire Hathaway Inc Del Cl B CL B              084670 20 715,438.18       3,848 SH     SOLE                        3,848
Brown & Brown Inc               COM               115236 10 1   773.42      44,475 SH     SOLE                       44,475
C H Robinson Worldwide Inc      COM NEW           12541W 20 9   738.15      13,460 SH     SOLE                       13,460
Cb Richard Ellis Group Inc A    CL A              12497T 10 1 1,602.82      83,480 SH     SOLE                       83,480
Cemex S A B Sponsored Part Cer  SPON ADR 5 ORD    151290 88 9 3,781.77     153,108 SH     SOLE                      153,108
Chevron Corp                    COM               166764 10 0 1,048.40      10,576 SH     SOLE                       10,576
Coca Cola Com                   COM               191216 10 0 5,154.34      99,160 SH     SOLE                       99,160
Conagra Incorporated            COM               205887 10 2   294.69      15,285 SH     SOLE                       15,285
Cooper Inds Ltd Cl A            CL A              G24182 10 0 1,480.46      37,480 SH     SOLE                       37,480
Dell Inc Com                    COM               24702R 10 1 7,600.46     347,370 SH     SOLE                      347,370
Disney (walt) Holding Co        COM DISNEY        254687 10 6 1,996.33      63,985 SH     SOLE                       63,985
Ebay Inc                        COM               278642 10 3   254.17       9,300 SH     SOLE                        9,300
Exxon Mobil Corp                COM               30231G 10 2 3,466.77      39,337 SH     SOLE                       39,337
Fairfax Financial Holdings      Sub Vtg           303901 10 2 1,576.72       6,210 SH     SOLE                        6,210
Fastenal Co                     COM               311900 10 4   576.62      13,360 SH     SOLE                       13,360
Flowers Foods                   COM               343498 10 136,602.03   1,291,532 SH     SOLE                    1,291,532
Focus Media Hldg Ltd            SPONSORED ADR     34415V 10 9   438.95      15,835 SH     SOLE                       15,835
Franklin Electric Co            COM               353514 10 2   695.71      17,940 SH     SOLE                       17,940
General Electric                COM               369604 10 3 2,143.34      80,305 SH     SOLE                       80,305
Global Sources Ltd              COM               G39300 10 1   174.52      11,497 SH     SOLE                       11,497
Graco Inc Com                   COM               384109 10 4   497.19      13,060 SH     SOLE                       13,060
Greenlight Capital Re Ltd       CLASS A           G4095J 10 9 2,751.32     120,355 SH     SOLE                      120,355
Home Depot Inc                  COM               437076 10 2   227.24       9,703 SH     SOLE                        9,703
Idex Corp                       COM               45167R 10 4   393.45      10,680 SH     SOLE                       10,680
Idexx Labs Corp                 COM               45168D 10 4   479.60       9,840 SH     SOLE                        9,840
Ishares S&p 100 Global          S&P GLB100INDX    464287 57 2   971.44      14,087 SH     SOLE                       14,087
Ishares S&p 100 Index           S&P 100 IDX FD    464287 10 1 1,098.61      18,896 SH     SOLE                       18,896
Ishares S&p 500 Value           S&P 500 Value     464287 40 8   416.54       6,570 SH     SOLE                        6,570
Johnson & Johnson               COM               478160 10 4 2,711.42      42,142 SH     SOLE                       42,142
Kirby Corp                      COM               497266 10 6 1,234.32      25,715 SH     SOLE                       25,715
Laboratory Corp Amer Hldgs Com NCOM NEW           50540R 40 9   521.88       7,495 SH     SOLE                        7,495
Level 3 Communications Inc Com  COM               52729N 10 0 2,121.35     719,102 SH     SOLE                      719,102
Liberty Media Corp New          ENT COM SER A     53071M 50 0   501.68      20,705 SH     SOLE                       20,705
Martin Marietta Matls Inc       COM               573284 10 6 1,253.44      12,100 SH     SOLE                       12,100
Medtronic Inc                   COM               585055 10 6   317.75       6,140 SH     SOLE                        6,140
Merck & Co                      COM               589331 10 7   210.88       5,595 SH     SOLE                        5,595
Meredith Corp                   COM               589433 10 1   727.76      25,725 SH     SOLE                       25,725
Microsoft Corp                  COM               594918 10 4 1,305.14      47,442 SH     SOLE                       47,442
Millipore Corp                  COM               601073 10 9 1,523.46      22,450 SH     SOLE                       22,450
Mohawk Inds Inc                 COM               608190 10 4 1,167.90      18,220 SH     SOLE                       18,220
Monsanto Co New Com             COM               61166W 10 1   876.23       6,930 SH     SOLE                        6,930
Moodys Corp                     COM               615369 10 5   746.66      21,680 SH     SOLE                       21,680
O Reilly Automotive Inc Com     COM               686091 10 9   647.03      28,950 SH     SOLE                       28,950
Pepsico Inc                     COM               713448 10 8   377.34       5,934 SH     SOLE                        5,934
Perkinelmer Inc                 COM               714046 10 9   434.74      15,610 SH     SOLE                       15,610
Pharmaceutical Holdrs Trust     Depositry Rcpt    71712A 20 6   323.86       4,800 SH     SOLE                        4,800
Polo Ralph Lauren Corp Cl A     CL A              731572 10 3 1,124.39      17,910 SH     SOLE                       17,910
Procter & Gamble Co             COM               742718 10 9 2,571.41      42,286 SH     SOLE                       42,286
Roper Inds Inc New              COM               776696 10 6   358.06       5,435 SH     SOLE                        5,435
Ruby Tuesday, Inc.              COM               781182 10 0 1,234.18     228,552 SH     SOLE                      228,552
Schlumberger Ltd                COM               806857 10 8   256.76       2,390 SH     SOLE                        2,390
Sei Investments                 COM               784117 10 3   221.21       9,405 SH     SOLE                        9,405
State Street Corp               COM               857477 10 3   409.54       6,400 SH     SOLE                        6,400
Suncor Energy, Inc.             COM               867229 10 6   310.94       5,350 SH     SOLE                        5,350
Suntrust Banks                  COM               867914 10 3   216.96       5,990 SH     SOLE                        5,990
Symantec Corp                   COM               871503 10 8   334.76      17,300 SH     SOLE                       17,300
Synovus Financial Corp          COM               87161C 10 5   347.20      39,771 SH     SOLE                       39,771
Thermo Fisher Scientific        COM               883556 10 2 1,122.40      20,140 SH     SOLE                       20,140
Total Systems Services, Inc.    COM               891906 10 9   934.17      42,042 SH     SOLE                       42,042
Triad Guaranty Inc              COM               895925 10 5    68.08      65,461 SH     SOLE                       65,461
Umpqua Holdings Corp            COM               904214 10 3   295.49      24,360 SH     SOLE                       24,360
Vca Antech Inc                  COM               918194 10 1   713.39      25,680 SH     SOLE                       25,680
Washington Post Co              CL B              939640 10 8   478.32         815 SH     SOLE                          815
Xerox Corp.                     COM               984121 10 3   413.58      30,500 SH     SOLE                       30,500
                                                            ----------
                                # of Holdings     69        137,324.12
                                                            ==========



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